October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock MuniYield Quality Fund II, Inc. (MQT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 4.0%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$835	$ 891,301
Series A, 5.25%, 05/01/55	480	519,745
Series F, 5.50%, 11/01/53	810	859,055
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	1,740	1,883,508
Energy Southeast A Cooperative District, RB(a)
Series B, 5.25%, 07/01/54	1,060	1,142,324
Series B-1, 5.75%, 04/01/54	1,815	2,025,152
Southeast Energy Authority A Cooperative District, RB(a)
Series A-1, 5.50%, 01/01/53	740	792,291
Series B-1, 5.00%, 05/01/53	2,055	2,143,342
		10,256,718
Arizona — 2.9%
Arizona Industrial Development Authority, RB(b)
5.00%, 07/01/54	545	493,503
Series A, 5.00%, 07/01/49	545	511,669
Series A, 5.00%, 07/01/54	420	389,376
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 5.00%, 07/01/44	1,745	1,791,085
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	910	1,000,684
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/39(b)	500	500,594
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(b)	1,025	1,010,128
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/54(b)	290	290,291
Series A, 5.00%, 09/01/37	575	598,456
Sierra Vista Industrial Development Authority, RB, 5.75%, 06/15/53(b)	745	766,781
		7,352,567
Arkansas — 0.7%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(b)	1,275	1,236,422
AMT, Sustainability Bonds, 5.70%, 05/01/53	420	436,477
		1,672,899
California — 5.0%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	370	383,157
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(b)	345	355,406
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	100	101,034
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, Election 2008, 0.00%, 08/01/43(c)	5,000	5,025,065
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/41	765	780,366
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	1,375	1,321,143
San Diego Unified School District, GO, Series C, Election 2008, 0.00%, 07/01/38(d)	1,400	839,975
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(d)	1,110	908,706
Security	Par (000)	Value
California (continued)
Yosemite Community College District, GO(d)
Series D, Election 2004, 0.00%, 08/01/36	$2,000	$ 1,340,333
Series D, Election 2004, 0.00%, 08/01/37	2,790	1,646,569
		12,701,754
Colorado — 0.4%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 11/15/47	240	249,517
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	940	890,404
		1,139,921
Connecticut — 0.8%
Connecticut State Health & Educational Facilities Authority, RB
5.25%, 07/15/48	145	155,722
4.25%, 07/15/53	190	184,788
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45(e)	1,610	1,624,005
		1,964,515
District of Columbia — 2.3%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/53	770	808,610
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	875	809,642
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/56	1,760	1,678,602
Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/59	2,450	2,431,478
		5,728,332
Florida — 11.7%
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	535	509,665
Series A, 5.00%, 06/01/55	480	416,571
Series A, 5.50%, 06/01/57	170	159,175
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/42	2,340	2,399,887
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	2,210	2,393,075
County of Broward Florida Port Facilities Revenue, ARB, AMT, 5.25%, 09/01/47	1,000	1,066,645
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	425	433,610
County of Miami-Dade Florida Water & Sewer System Revenue, RB, 4.00%, 10/01/48	1,550	1,471,013
County of Miami-Dade Florida, RB, 5.00%, 04/01/48	705	748,261
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/41	360	376,869
Series A, AMT, 5.00%, 10/01/47	2,360	2,454,960
Series A-1, AMT, (AGM), 4.00%, 10/01/45	790	731,795
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/46	480	166,165
Series A-2, 0.00%, 10/01/47	775	254,956
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	180	199,154

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57(f)(g)	$225	$ 158,766
AMT, 5.00%, 05/01/29	480	487,746
Florida Development Finance Corp., Refunding RB
5.00%, 09/15/50(b)	270	248,273
AMT, (AGM), 5.25%, 07/01/53	3,040	3,156,059
Greater Orlando Aviation Authority, ARB, Sub-Series A, AMT, 5.00%, 10/01/47	2,520	2,551,891
Hillsborough County Aviation Authority, ARB, Class A, AMT, 5.00%, 10/01/48	2,165	2,198,633
Hillsborough County Industrial Development Authority, Refunding RB
Series C, 5.25%, 11/15/49	300	330,074
Series C, 4.13%, 11/15/51	2,350	2,277,385
Series C, 5.50%, 11/15/54	480	537,345
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	210	220,784
Lakewood Ranch Stewardship District, SAB, S/F Housing
4.00%, 05/01/40	235	214,003
4.00%, 05/01/50	395	331,020
Orange County Health Facilities Authority, RB, Series A, 5.00%, 10/01/53	1,805	1,881,825
Seminole Improvement District, RB, 5.30%, 10/01/37	150	148,526
Storey Creek Community Development District, SAB, 4.13%, 12/15/49	500	411,299
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	520	532,946
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	215	221,841
		29,690,217
Georgia — 2.1%
Development Authority for Fulton County, RB, 4.00%, 07/01/49	500	469,006
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	200	197,709
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	875	813,919
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series C, 4.60%, 12/01/54	535	529,721
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	235	249,860
Series A, 5.00%, 06/01/53(a)	620	655,608
Municipal Electric Authority of Georgia, RB
Class A, 5.50%, 07/01/63	345	366,758
Series A, 5.00%, 01/01/49	1,190	1,214,062
Series A, 5.00%, 01/01/59	880	891,815
		5,388,458
Hawaii — 0.9%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	2,315	2,346,656
Idaho — 0.1%
Idaho Housing & Finance Association, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 01/01/49	320	318,253
Illinois — 10.8%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,265	1,300,162
Series A, 5.00%, 12/01/40	1,195	1,206,103
Series A, 5.00%, 12/01/47	360	355,967
Security	Par (000)	Value
Illinois (continued)
Chicago Board of Education, Refunding GO, Series A, 5.00%, 12/01/30	$135	$ 139,638
Chicago Midway International Airport, Refunding ARB, Series B, 5.00%, 01/01/46	1,980	1,991,527
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.00%, 01/01/48	740	750,266
Series A, AMT, Senior Lien, 4.38%, 01/01/53	830	802,581
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	705	722,613
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/53	1,550	1,658,028
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 11/01/53	525	562,541
Illinois Finance Authority, RB, 5.00%, 10/01/48	475	507,926
Illinois Finance Authority, Refunding RB
4.13%, 08/15/37	665	627,977
Series A, 5.00%, 11/15/45	1,110	1,110,054
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	730	733,934
Series A, 4.00%, 01/01/46	930	892,522
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	670	682,434
Series A, (NPFGC), 0.00%, 12/15/36(d)	10,000	6,212,548
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(d)	2,980	1,275,801
Regional Transportation Authority, RB, Series B, (NPFGC), 5.75%, 06/01/33	2,000	2,290,659
State of Illinois, GO
5.25%, 02/01/32	870	872,442
5.25%, 02/01/34	600	601,684
Series B, 5.25%, 05/01/41	635	686,418
Series B, 5.50%, 05/01/47	540	583,760
Series C, 5.00%, 12/01/48	850	886,755
		27,454,340
Indiana — 0.6%
Indianapolis Local Public Improvement Bond Bank, RB, Series F1, Subordinate, (BAM), 5.00%, 03/01/53	1,445	1,528,023
Kentucky — 1.6%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	150	144,945
County of Boyle Kentucky, Refunding RB
Series A, 4.25%, 06/01/46	200	187,115
Series A, 5.25%, 06/01/49	775	805,659
Fayette County School District Finance Corp., RB
5.00%, 06/01/44	545	583,940
(BAM), 5.00%, 06/01/46	480	510,960
Kentucky Public Energy Authority, Refunding RB, Series A-1, 5.25%, 04/01/54(a)	1,745	1,884,832
		4,117,451
Louisiana — 3.9%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/48	500	521,757
5.25%, 10/01/53	1,025	1,060,815
AMT, 5.75%, 09/01/64	1,195	1,288,938
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 05/15/42	2,400	2,437,841
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Louisiana (continued)
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	$1,095	$ 1,154,467
New Orleans Aviation Board, ARB
Series B, AMT, 5.00%, 01/01/45	2,380	2,379,676
Series B, AMT, 5.00%, 01/01/48	1,010	1,012,729
		9,856,223
Maine — 0.4%
Maine State Housing Authority, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 11/15/49	885	890,834
Maryland — 0.6%
City of Baltimore Maryland, Refunding TA, Series A, Senior Lien, 3.63%, 06/01/46(b)	655	526,843
Maryland Economic Development Corp., RB
5.00%, 07/01/56	145	148,518
Class B, AMT, Sustainability Bonds, 5.25%, 06/30/55	800	833,860
		1,509,221
Massachusetts — 1.2%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	1,855	1,862,891
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	815	823,370
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	335	325,091
		3,011,352
Michigan — 3.6%
City of Lansing Michigan, Refunding GO, Series B, (AGM), 4.13%, 06/01/48	880	842,783
Michigan Finance Authority, RB
4.00%, 02/15/50	1,885	1,705,333
Series A, 4.00%, 11/15/50	2,550	2,332,881
Sustainability Bonds, 5.50%, 02/28/57	135	147,520
Michigan State Building Authority, Refunding RB
Series II, 4.00%, 10/15/47	535	507,085
Series II, 5.25%, 04/15/59	360	391,521
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 4.45%, 12/01/49	400	392,009
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,980	2,011,060
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/46	725	786,464
		9,116,656
Minnesota — 0.2%
Minnesota Higher Education Facilities Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/47	445	470,913
Missouri — 0.5%
Kansas City Industrial Development Authority, ARB
Class B, AMT, 5.00%, 03/01/46	470	479,710
Series B, AMT, 5.00%, 03/01/39	670	690,543
		1,170,253
Nebraska — 0.5%
Central Plains Energy Project, Refunding RB, Series A, 5.00%, 09/01/37	1,150	1,238,935
Nevada — 1.1%
County of Clark Nevada, RB, Subordinate, (AGM), 4.00%, 07/01/40	2,715	2,740,182
Security	Par (000)	Value
New Hampshire — 0.1%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 4.25%, 07/20/41	$363	$ 354,829
New Jersey — 4.8%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/62	180	192,327
City of Newark New Jersey, GOL, (SAW), 4.50%, 03/15/36	935	943,179
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	730	738,752
New Jersey Economic Development Authority, RB
Series WW, 5.00%, 06/15/25(h)	180	181,944
Series WW, 5.25%, 06/15/25(h)	455	460,669
AMT, 5.13%, 01/01/34	610	610,747
AMT, 5.38%, 01/01/43	790	791,542
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	800	716,232
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 4.00%, 12/01/41	775	756,515
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, Sustainability Bonds, 4.55%, 10/01/44	305	307,023
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/32(h)	1,490	1,691,401
Series A, 0.00%, 12/15/29(d)	225	187,968
Series AA, 5.00%, 06/15/45	725	762,252
Series BB, 4.00%, 06/15/50	1,400	1,332,071
Series D, 5.00%, 06/15/32	525	526,405
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/37	525	577,150
Series A, 5.25%, 06/15/42	210	231,200
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/35	1,220	1,269,390
		12,276,767
New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	180	178,119
New York — 13.7%
City of New York, GO
Series A-1, 5.00%, 08/01/47	260	274,902
Series B, 5.25%, 10/01/41	545	604,414
Empire State Development Corp., RB, Series A, 5.00%, 03/15/54	2,170	2,318,265
Metropolitan Transportation Authority, RB, Series D-2, Sustainability Bonds, 4.00%, 11/15/48	1,115	1,057,061
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.00%, 11/15/56	1,330	1,339,230
New York City Housing Development Corp., RB, M/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 08/01/54	935	935,898
New York City Housing Development Corp., Refunding RB, Series A, Sustainability Bonds, 4.15%, 11/01/38	1,580	1,561,381
New York City Municipal Water Finance Authority, RB
Sub-Series CC-1, 5.25%, 06/15/54	260	283,643
Series AA, Class 1, Subordinate, 5.00%, 06/15/51	2,165	2,330,186
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 5.00%, 02/01/43	2,105	2,279,463

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	$775	$ 771,298
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	2,045	1,499,184
Series A, Sustainability Bonds, 3.00%, 11/15/51	600	441,470
New York Power Authority, Refunding RB
Series A, Sustainability Bonds, 4.00%, 11/15/55	230	221,928
Series A, Sustainability Bonds, 4.00%, 11/15/60	425	391,296
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/54	710	685,946
New York State Thruway Authority, RB, Series N, 4.00%, 01/01/46	395	385,077
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/36	450	475,655
AMT, 5.63%, 04/01/40	470	503,823
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,050	1,091,989
AMT, Sustainability Bonds, 5.50%, 06/30/54	830	874,686
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	1,800	1,874,252
AMT, Sustainability Bonds, 5.50%, 06/30/60	1,480	1,558,276
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, 12/31/54(i)	1,200	1,278,064
Port Authority of New York & New Jersey, ARB, AMT, 5.00%, 11/01/49	1,535	1,582,644
Port Authority of New York & New Jersey, Refunding ARB, Series 197, AMT, 5.00%, 11/15/35	250	254,339
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.13%, 05/15/53	3,150	3,093,657
Series A, 4.50%, 05/15/63	1,000	1,007,209
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/49	1,900	1,997,903
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 05/15/47	1,705	1,816,271
		34,789,410
North Carolina — 0.9%
City of Charlotte North Carolina Airport Revenue, Refunding ARB, Series B, AMT, 4.50%, 07/01/47	1,625	1,628,598
North Carolina Housing Finance Agency, RB, S/F Housing, Series 54-A, (FHLMC, FNMA, GNMA), 4.70%, 07/01/50	525	526,728
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	165	183,436
		2,338,762
North Dakota — 0.4%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	970	959,473
Ohio — 1.4%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,180	1,965,981
County of Franklin Ohio, RB, 5.00%, 11/01/48	450	501,531
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 09/01/49	1,195	1,197,213
		3,664,725
Oklahoma — 0.1%
Oklahoma Water Resources Board, RB, 4.00%, 04/01/48	345	338,087
Security	Par (000)	Value
Oregon — 0.2%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	$875	$ 474,905
Pennsylvania — 6.5%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/51	1,010	1,036,573
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	200	163,344
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	4,450	4,493,352
AMT, 5.50%, 06/30/41	900	962,316
AMT, 5.75%, 06/30/48	780	834,288
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.00%, 09/01/45	3,150	3,151,244
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	2,095	2,114,491
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	410	421,075
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	550	550,687
Series A, Subordinate, 5.00%, 12/01/44	1,300	1,361,513
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.25%, 12/01/45	1,070	1,082,819
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	265	293,472
		16,465,174
Puerto Rico — 5.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	6,611	6,522,651
Series A-1, Restructured, 5.00%, 07/01/58	2,998	3,001,612
Series A-2, Restructured, 4.78%, 07/01/58	276	273,018
Series A-2, Restructured, 4.33%, 07/01/40	738	730,259
Series B-1, Restructured, 4.75%, 07/01/53	309	306,743
Series B-2, Restructured, 4.78%, 07/01/58	411	404,559
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	4,475	1,434,787
		12,673,629
South Carolina — 3.3%
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	315	294,759
4.38%, 11/01/49	465	416,669
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	1,650	1,782,718
South Carolina Jobs-Economic Development Authority, RB
5.00%, 11/01/43	2,010	2,065,430
5.00%, 01/01/55(b)	855	738,838
7.50%, 08/15/62(b)	405	391,500
Series A, 5.50%, 11/01/50	1,195	1,321,422
Series A, 5.50%, 11/01/54	365	401,213
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	360	395,676
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Carolina (continued)
South Carolina Public Service Authority, RB (continued)
Series A, 4.00%, 12/01/55	$550	$ 495,750
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	95	98,312
		8,402,287
Tennessee — 1.8%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/59	160	171,572
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	1,000	1,029,744
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 5.25%, 05/01/48	200	214,365
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.25%, 10/01/58	835	840,694
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/52	1,020	1,061,891
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	1,040	1,122,795
Tennessee Housing Development Agency, RB, S/F Housing
Series 2-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.45%, 07/01/44	100	100,745
Series 2-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.60%, 07/01/49	100	100,531
		4,642,337
Texas — 14.1%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	420	427,956
7.88%, 11/01/62	370	387,143
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/42	625	625,076
City of Austin Texas Airport System Revenue, ARB, AMT, 5.25%, 11/15/47	905	963,200
City of Corpus Christi Texas Utility System Revenue, Refunding RB, 4.00%, 07/15/48	500	480,464
City of Galveston Texas Wharves & Terminal Revenue, ARB
Series A, AMT, 1st Lien, 5.50%, 08/01/43	105	114,273
Series A, AMT, 1st Lien, 5.50%, 08/01/44	105	113,975
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	100	100,377
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	405	405,668
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	230	234,455
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	225	229,300
Sub-Series A, AMT, 4.00%, 07/01/46	830	766,957
Sub-Series A, AMT, 4.00%, 07/01/48	2,055	1,888,273
County of Harris Texas Toll Road Revenue, Refunding RB
1st Lien, 4.00%, 08/15/45	425	414,725
Series A, 1st Lien, 4.00%, 08/15/49	2,500	2,426,003
Dallas Fort Worth International Airport, Refunding RB, Series B, 4.00%, 11/01/45	1,080	1,047,696
Denton Independent School District, GO, (PSF-GTD), 5.00%, 08/15/48	665	713,276
Security	Par (000)	Value
Texas (continued)
Dickinson Independent School District, GO, (PSF-GTD), 4.13%, 02/15/48	$350	$ 339,634
Fort Bend Independent School District, Refunding GO, Series A, (PSF-GTD), 4.00%, 08/15/49	370	352,389
Klein Independent School District, GO, (PSF-GTD), 4.00%, 08/01/46	1,075	1,045,126
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(d)(h)	1,850	1,087,614
New Braunfels Independent School District, GO, (PSF- GTD), 4.00%, 02/01/52	360	339,826
New Caney Independent School District, GO, (PSF-GTD), 4.00%, 02/15/49	290	280,171
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	450	427,941
North Texas Tollway Authority, RB, Series C, Convertible, 6.75%, 09/01/31(c)(h)	10,000	12,169,479
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	970	966,110
Port Authority of Houston of Harris County Texas, ARB
5.00%, 10/01/51	595	630,009
1st Lien, 5.00%, 10/01/53	500	534,792
Spring Branch Independent School District, GO, (PSF- GTD), 4.00%, 02/01/48	465	451,051
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 4.00%, 07/01/53	525	486,068
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	105	108,277
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	260	246,714
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,500	1,587,062
Texas State University System, Refunding RB, 4.00%, 03/15/49	1,170	1,118,291
Texas Water Development Board, RB, 4.80%, 10/15/52	2,170	2,260,567
		35,769,938
Utah — 2.8%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	140	142,649
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	3,485	3,513,115
Series A, AMT, 5.25%, 07/01/48	235	247,158
Series A, AMT, 5.00%, 07/01/51	1,450	1,486,181
Series A, AMT, 5.25%, 07/01/53	510	535,079
Utah Charter School Finance Authority, RB, 5.00%, 06/15/39(b)	185	185,233
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(b)	335	332,306
Utah Housing Corp., RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 4.70%, 01/01/50	675	677,700
		7,119,421
Virginia — 0.4%
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	965	933,234
Washington — 0.3%
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.00%, 05/01/42	720	728,706
Wisconsin — 0.6%
Public Finance Authority, RB
5.00%, 10/15/56(b)	215	183,568
Class A, 5.00%, 06/15/51(b)	555	475,578

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB (continued)
Class A, 6.00%, 06/15/52	$140	$ 131,313
Class A, 6.13%, 06/15/57	160	151,399
Series A, 5.00%, 07/01/40(b)	300	293,774
Public Finance Authority, Refunding RB, 5.00%, 09/01/39(b)	295	291,531
		1,527,163
Total Municipal Bonds — 112.4% (Cost: $274,335,933)		285,301,639
Municipal Bonds Transferred to Tender Option Bond Trusts(e)
Alabama(a) — 4.9%
Black Belt Energy Gas District, RB
Series C, 5.50%, 10/01/54	3,794	4,169,201
Series C-1, 5.25%, 02/01/53	7,721	8,181,198
		12,350,399
Colorado — 1.5%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	3,676	3,929,354
District of Columbia — 0.4%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	920	907,682
Florida — 5.0%
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	3,345	3,705,433
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	2,150	2,328,105
County of Seminole Florida Sales Tax Revenue, Refunding RB, Series B, (NPFGC), 5.25%, 10/01/31	4,200	4,660,584
Miami-Dade County Expressway Authority, Refunding RB, Series A, (AGM), 5.00%, 07/01/35	2,100	2,102,035
		12,796,157
Georgia — 1.2%
Main Street Natural Gas, Inc., RB, Series C, 5.00%, 09/01/53(a)	2,970	3,150,764
Illinois — 5.7%
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	4,902	5,236,534
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 08/15/51	1,951	2,047,620
Regional Transportation Authority, RB, (NPFGC), 6.50%, 07/01/26	6,870	7,151,531
		14,435,685
Security	Par (000)	Value
Missouri — 0.9%
Missouri Housing Development Commission, RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 4.60%, 11/01/49	$2,325	$ 2,320,065
Nebraska — 0.9%
Nebraska Investment Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.80%, 09/01/54	2,189	2,190,267
New York — 6.2%
New York City Municipal Water Finance Authority, RB, Series AA-1, 5.25%, 06/15/52	4,020	4,357,701
New York City Transitional Finance Authority, RB, Series C, 5.25%, 05/01/48	3,674	4,006,485
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/47	1,810	1,743,769
Port Authority of New York & New Jersey, Refunding ARB, 5.25%, 10/15/57	1,910	1,974,444
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/51	1,990	2,093,408
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 4.13%, 05/15/52	1,500	1,471,283
		15,647,090
Oklahoma — 1.3%
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	2,999	3,284,444
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	2,020	2,178,500
Pennsylvania — 1.3%
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	3,030	3,271,911
South Carolina — 1.9%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	4,589	4,945,919
Tennessee — 1.8%
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	4,395	4,665,483
Texas — 3.5%
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, (AGM), 5.25%, 07/01/48	4,143	4,393,978
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	1,610	1,779,801
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	2,540	2,689,823
		8,863,602
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	$3,280	$ 3,148,528
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 38.6% (Cost: $94,397,367)		98,085,850
Total Long-Term Investments — 151.0% (Cost: $368,733,300)		383,387,489

	Shares
Short-Term Securities
	Money Market Funds — 1.0%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.19%(j)(k)	2,427,798	2,428,041
	Total Short-Term Securities — 1.0% (Cost: $2,427,991)	2,428,041
	Total Investments — 152.0% (Cost: $371,161,291)	385,815,530
	Other Assets Less Liabilities — 1.0%	2,567,303
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.0)%	(55,933,104)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (31.0)%	(78,600,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 253,849,729

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	When-issued security.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 604,235	$ 1,823,805 (a)	$ —	$ —	$ 1	$ 2,428,041	2,427,798	$ 23,347	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fair Value Hierarchy as of Period End (continued)
pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 285,301,639	$ —	$ 285,301,639
Municipal Bonds Transferred to Tender Option Bond Trusts	—	98,085,850	—	98,085,850
Short-Term Securities
Money Market Funds	2,428,041	—	—	2,428,041
	$2,428,041	$383,387,489	$—	$385,815,530
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(55,557,991)	$—	$(55,557,991)
VMTP Shares at Liquidation Value	—	(78,600,000)	—	(78,600,000)
	$—	$(134,157,991)	$—	$(134,157,991)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
TA	Tax Allocation
Schedule of Investments